UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MFS International Growth Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim MFS International Growth Portfolio

Summary of Results

For the twelve months ended December 31, 2008, the Maxim MFS International Growth Portfolio provided a total return of -35.49%. This compares with a return of -43.06% for the portfolio’s benchmark, the MSCI EAFE Index.

Market Environment

The U.S. economy and financial markets experienced significant deterioration and extraordinary volatility over the reporting period. U.S. economic growth slowed significantly, despite the short-term bounce from the second quarter fiscal stimulus. Strong domestic headwinds included accelerated deterioration in the housing market, anemic corporate investment, a rapidly declining job market, and a much tighter credit environment. During the period, a seemingly continuous series of tumultuous financial events hammered markets, including: the distressed sale of failing Bear Stearns to JP Morgan, the conservatorship of Government Sponsored Enterprises (GSEs) Fannie Mae and Freddie Mac, the bankruptcy of investment bank Lehman Brothers, the Federal Reserve Bank’s complex intervention of insurance company American International Group (AIG), the nationalization of several large European banks, the failure of Washington Mutual, and the distressed sale of Wachovia. As a result of this barrage of turbulent news, global equity markets pushed significantly lower and credit markets witnessed the worst dislocation since the beginning of the credit crisis. Though conditions improved towards the end of the period, the state of financial and macroeconomic dislocation remained severe.

While reasonably resilient during the first half of the period, the global economy and financial system increasingly experienced considerable negative spillovers from the U.S. slowdown. Not only did Europe and Japan show obvious signs of economic softening, the more powerful engine of global growth --emerging markets -- also displayed weakening dynamics.

During the reporting period, the U.S. Federal Reserve Board cut interest rates aggressively and introduced a multitude of new lending facilities to alleviate ever-tightening credit markets, while the U.S. federal government moved quickly to design and implement a meaningful fiscal stimulus package. Although several other global central banks also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged despite weaker growth. Only later in the reporting period did slowing global growth result in a very precipitous decline in commodity prices, which significantly eased inflation and inflationary expectations. As inflationary concerns diminished in the face of global deleveraging, and equity and credit markets deteriorated more sharply, a coordinated rate cut marked the beginning of much more aggressive easing by the major global central banks.

Contributors to performance

An underweighted position and, to a lesser extent, stock selection in the financial services sector was a primary factor contributing to performance relative to the MSCI EAFE Index. Not owning banking firm Royal Bank of Scotland, a poor-performing benchmark constituent, boosted relative returns.

Stock selection in the basic materials sector also bolstered relative results. Holdings of flavors and fragrances supplier Givaudan (Switzerland) and chemicals manufacturer Shin-Etsu Chemical (Japan) were among the top relative contributors. Not owning poor-performing mining operator Rio Tinto (Australia) also helped relative performance.

Overweighting in the consumer staples and health care sectors had a positive impact on relative results. In this sector, household and industrial products manufacturer Kao Corp (Japan) and global food company Nestle (Switzerland) aided relative performance. In the health care sector, holdings of pharmaceutical company Roche Holdings, medical device maker Synthes, and biopharmaceutical company Actelion were among the top contributors.

Although stock selection in the technology sector was a positive factor on relative returns, no individual stocks within this sector were among the top contributors.

Elsewhere, energy and environmental services company GDF Suez (France) also helped.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Detractors from performance

An underweighted position in the utilities and communications sector detracted from relative performance. Not owning telecommunications company Telefonica (Spain) and utility company Tokyo Electric Power (Japan), both of which outperformed the benchmark, hurt results.

Stock selection in the retailing and leisure sectors also held back relative returns over the reporting period. In the retailing sector, positioning in luxury clothing retailer Burberry Group (United Kingdom) dampened results. In the leisure sector, positioning in gaming operator William Hill (United Kingdom) was among the portfolio’s top detractors.

Stocks in other sectors that hampered relative returns included banking firm Erste Group Bank (Austria), alcoholic beverage maker Heineken International (Netherlands), and delivery services company TNT (Netherlands). Not owning pharmaceutical company Novartis (Switzerland), integrated oil company BP (United Kingdom), and automobile manufacturer Volkswagen (Germany) also had a negative impact on relative returns as these companies outperformed the benchmark over the reporting period.

	MAXIM MFS	MSCI
	INTERNATIONAL GROWTH	EAFE
	BALANCE	BALANCE

	10,000.00	10,000.00
2003	12,589.00	13,376.00

2004	15,052.67	15,415.44
2005	16,914.68	16,960.53
2006	21,598.36	20,462.88
2007	23,511.97	22,842.71
2008	15,167.57	13,006.64

Maxim MFS International Growth Portfolio

Total Return –

One Year:	-35.49%
Five Years:	3.80%
Since inception:	7.63%

Portfolio Inception:	5/21/2003

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim MFS International Growth Portfolio, made at its inception, with the performance of the MSCI EAFE Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim MFS® International Growth Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim MFS® International Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim MFS® International Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (1)	$146,424,657
Cash	2,625,781
Cash denominated in foreign currencies (2)	18,772
Dividends receivable	763,273
Subscriptions receivable	234,893

Total assets	150,067,376

LIABILITIES:
Due to investment adviser	152,202
Redemptions payable	572,627
Payable for investments purchased	25,884

Total liabilities	750,713

NET ASSETS	$149,316,663

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,927,695
Additional paid-in capital	189,956,784
Net unrealized depreciation on investments	(39,983,515)
Undistributed net investment income	29,703
Accumulated net realized loss on investments	(2,614,004)

NET ASSETS	$149,316,663

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$7.75

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	19,276,946

(1) Cost of investments in securities:	$186,408,271
(2) Cost of cash denominated in foreign currencies:	18,673

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$31,470
Dividends	5,842,132
Foreign withholding tax	(722,724)

Total income	5,150,878

EXPENSES:
Management fees	2,183,037

NET INVESTMENT INCOME	2,967,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,008,062
Change in net unrealized depreciation on investments	(78,743,612)

Net realized and unrealized loss on investments	(77,735,550)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,767,709)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,967,841	$1,956,201
Net realized gain on investments	1,008,062	23,412,206
Change in net unrealized appreciation (depreciation) on investments	(78,743,612)	(6,634,724)

Net increase (decrease) in net assets resulting from operations	(74,767,709)	18,733,683

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,932,671)	(2,053,440)
From net realized gains	(8,514,381)	(21,770,554)

Total distributions	(11,447,052)	(23,823,994)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	96,660,236	86,161,632
Reinvestment of distributions	11,447,052	23,823,994
Redemptions of shares	(84,185,967)	(108,950,899)

Net increase in net assets resulting from share transactions	23,921,321	1,034,727

Total decrease in net assets	(62,293,440)	(4,055,584)

NET ASSETS:
Beginning of period	211,610,103	215,665,687

End of period (1)	$149,316,663	$211,610,103

OTHER INFORMATION:

SHARES:
Sold	9,711,409	6,153,782
Issued in reinvestment of distributions	1,347,163	1,842,054
Redeemed	(8,156,462)	(7,794,437)

Net increase	2,902,110	201,399

(1) Including undistributed (overdistributed) net investment income	$29,703	$(188,362)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$12.92	$13.33	$14.16	$13.59	$12.38

Income from Investment Operations

Net investment income	0.17	0.16	0.58	0.13	0.09
Net realized and unrealized gain (loss)	(4.74)	1.00	3.26	1.53	2.30

Total Income (Loss) From Investment Operations	(4.57)	1.16	3.84	1.66	2.39

Less Distributions

From net investment income	(0.16)	(0.14)	(0.56)	(0.15)	(0.12)
From net realized gains	(0.47)	(1.43)	(4.11)	(0.94)	(1.06)

Total Distributions	(0.63)	(1.57)	(4.67)	(1.09)	(1.18)

Net Asset Value, End of Period	$7.72	$12.92	$13.33	$14.16	$13.59

Total Return ±	(35.49%)	8.86%	27.69%	12.37%	19.57%

Net Assets, End of Period ($000)	$148,758	$211,610	$215,666	$238,197	$193,064

Ratio of Expenses to Average Net Assets	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of Net Investment Income to Average Net Assets	1.63%	0.89%	2.62%	0.93%	0.70%

Portfolio Turnover Rate	38.98%	37.04%	50.49%	49.11%	56.99%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim MFS® International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, 100% of the Portfolio’s investments were valued using Level 1 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.20% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $84,967,165 and $70,989,215, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $187,453,496. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,332,022 and gross depreciation of securities in which there was an excess of tax cost over value of $46,360,861 resulting in net depreciation of $41,028,839.

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$2,991,270	$3,332,981
Long-term capital gain	8,455,782	20,491,013

	$11,447,052	$23,823,994

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$34,053
Undistributed capital gains	0

Net accumulated earnings	34,053

Net unrealized depreciation on investments	(41,028,839)
Net unrealized appreciation on foreign currency	99
Capital loss carryforwards	0
Post-October losses	(1,573,129)

Tax composition of capital	$(43,126,503)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $182,895 from accumulated net realized loss on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $1,573,129.

6.	TAX INFORMATION (unaudited)

The Portfolio intends to pass through foreign tax credits of $593,504 and has derived gross income from sources within foreign countries amounting to $5,842,132.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2008, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

BROADCAST/MEDIA — 2.50%
41,770	Vivendi	1,361,452
396,085	WPP PLC	2,300,219
		$3,661,671

CHEMICALS — 12.06%
28,099	Air Liquide SA	2,573,288
19,300	Akzo Nobel NV	796,082
55,960	Bayer AG	3,260,700
4,320	Givaudan SA (registered)	3,413,645
49,580	Linde AG	4,161,173
74,800	Shin-Etsu Chemical Co Ltd	3,452,138
		$17,657,026

COMPUTER SOFTWARE & SERVICES — 1.52%
54,650	Infosys Technologies Ltd sponsored ADR	1,342,750
24,280	SAP AG	881,049
		$2,223,799

COSMETICS & PERSONAL CARE — 2.55%
123,000	Kao Corp	3,736,167
		$3,736,167

DISTRIBUTORS — 0.67%
571,200	Li & Fung Ltd	987,146
		$987,146

ELECTRIC COMPANIES — 1.34%
49,891	E.ON AG	1,959,078
		$1,959,078

ELECTRONIC INSTRUMENTS & EQUIPMENT — 6.66%
10,400	Hirose Electric Co Ltd	1,052,283
134,200	HOYA Corp	2,343,963
94,550	Legrand SA	1,810,703
36,600	Omron Corp	491,752
54,477	Schneider Electric SA	4,056,016
		$9,754,717

ELECTRONICS - SEMICONDUCTOR — 2.81%
47,078	ASML Holding NV	848,682
7,598	Samsung Electronics Co Ltd GDR †	1,319,211
182,352	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	1,440,581
14,200	Tokyo Electron Ltd	499,891
		$4,108,365

FINANCIAL SERVICES — 0.97%
19,550	Deutsche Boerse AG	1,414,422
		$1,414,422

FOOD & BEVERAGES — 12.70%
258,860	Diageo PLC	3,625,850
249,100	Grupo Modelo SAB de CV	791,450
121,740	Heineken NV	3,727,276
194,536	Nestle SA	7,703,264
37,020	Pernod-Ricard SA	2,750,136
		$18,597,976

FOREIGN BANKS — 6.09%
62,958	Erste Group Bank AG	1,465,906
122,750	HSBC Holdings PLC	1,201,832
328,019	Intesa Sanpaolo SpA	1,191,590
54,416	Julius Baer Holding AG	2,109,018
6,262	Komercni Banka AS	1,020,158
127,075	Standard Chartered PLC	1,612,121
4,980	Unibanco - Uniao de Bancos Brasileiros SA GDR	321,807
		$8,922,432

GOLD, METALS & MINING — 0.52%
39,250	BHP Billiton PLC	758,336
		$758,336

HOUSEHOLD GOODS — 3.26%
127,840	Reckitt Benckiser Group PLC	4,775,422
		$4,775,422

INSURANCE RELATED — 4.44%
175,770	AXA	3,945,261
35,056	QBE Insurance Group Ltd	633,578
39,357	Swiss Re	1,927,140
		$6,505,979

LEISURE & ENTERTAINMENT — 1.40%
299,436	Ladbrokes PLC	805,361
396,930	William Hill PLC	1,241,772
		$2,047,133

MACHINERY — 1.21%
24,700	FANUC Ltd	1,770,293
		$1,770,293

MANUFACTURING — 1.15%
131,165	Smiths Group PLC	1,684,515
		$1,684,515

MEDICAL PRODUCTS — 2.65%
8,503	Sonova Holding AG	516,790
26,520	Synthes Inc	3,362,894
		$3,879,684

OFFICE EQUIPMENT & SUPPLIES — 3.11%
143,750	Canon Inc	4,554,658
		$4,554,658

OIL & GAS — 6.55%
373	INPEX Corp	2,973,579
109,600	Royal Dutch Shell PLC	2,876,341
67,950	Total SA	3,735,832
		$9,585,752

PERSONAL LOANS — 0.68%
93,800	AEON Credit Service Co Ltd	988,967
		$988,967

PHARMACEUTICALS — 9.07%
26,827	Actelion Ltd §	1,517,644
78,810	GlaxoSmithKline PLC	1,465,119
29,590	Merck KGaA	2,647,128
49,420	Roche Holding AG	7,651,062
		$13,280,953

PHOTOGRAPHY/IMAGING — 0.26%
48,000	Konica Minolta Holdings Inc	373,480
		$373,480

PRINTING & PUBLISHING — 1.80%
139,370	Wolters Kluwer NV	2,642,528
		$2,642,528

RAILROADS — 1.23%
48,950	Canadian National Railway Co	1,799,402
		$1,799,402

RETAIL — 1.64%
69,435	Compagnie Financiere Richemont SA	1,323,007
207,080	Tesco PLC	1,076,774
		$2,399,781

TELEPHONE & TELECOMMUNICATIONS — 2.41%
33,000	America Movil SAB de CV ADR	1,022,670
75,830	MTN Group Ltd	894,047
906,604	Singapore Telecommunications Ltd	1,615,618
		$3,532,335

TEXTILES — 3.83%
228,010	Burberry Group PLC	743,226
72,540	LVMH	4,861,522
		$5,604,748

TOBACCO — 0.38%
21,440.24	British American Tobacco PLC §	558,687
		$558,687

TRANSPORTATION — 1.61%
121,710	TNT NV	2,364,261
		$2,364,261

UTILITIES — 2.93%
86,527	GDF SUEZ	4,294,944
		$4,294,944

TOTAL COMMON STOCK — 100.00% (Cost $186,408,271)		$146,424,657

TOTAL MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO — 100% (Cost $186,408,271)		$146,424,657

Legend

ADR	American Depository Receipt

†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

GDR	Global Depository Receipt

§	Non-income Producing Security

See Notes to Financial Statements.

Summary of Investments by Country

Maxim MFS International Growth Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Australia	633,578	0.43%
Austria	1,465,906	1.00%
Brazil	321,807	0.22%
Canada	1,799,402	1.23%
Czech Republic	1,020,158	0.70%
France	29,389,154	20.07%
Germany	14,323,550	9.79%
Hong Kong	987,146	0.67%
Italy	1,191,590	0.81%
Japan	22,237,171	15.19%
Mexico	1,814,120	1.24%
Netherlands	10,378,829	7.07%
Singapore	1,615,618	1.10%
South Africa	894,047	0.61%
South Korea	1,319,211	0.90%
Switzerland	29,524,464	20.16%
Taiwan	1,440,581	0.99%
United Kingdom	24,725,575	16.90%
United States	1,342,750	0.92%
	$146,424,657	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim MFS International Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 702.22	$ 5.13

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.10	$ 6.09

*Expenses are equal to the Portfolio's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009